OTHER FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Financial Income And Cost [Abstract]
OTHER FINANCIAL INCOME AND EXPENSES	OTHER FINANCIAL INCOME AND EXPENSES

Amounts in US$ ‘000	2021	2020	2019
Interest income	53	715	1,133
Foreign currency results	14,841	—	—
Other financial income	14,894	715	1,133

Loan settlement	—	(4,313)	—
Foreign currency results	—	(19,233)	(515)
Interest loans and borrowings	(5,296)	(5,178)	(12,611)
Interest leases	(795)	(766)	(742)
Contingent consideration	—	(3,744)	(3,230)
Other financial expenses	(94)	(74)	—
Other financial expenses	(6,185)	(33,308)	(17,098)

Total other financial income and expenses	8,709	(32,593)	(15,965)
Loan settlement
In 2020 settlement fees and expenses were paid for an amount of US$4.3 million as a result of the fact that the Company, in 2020, paid back and extinguished the loan from Orbimed Advisors completely. In 2021, no settlement fees were paid.
Foreign currency results
These results primarily follow from the revaluation of bank balances which are denominated in foreign currencies, mainly US dollars, and the timing of foreign currency payments against the actual exchange rate as compared to the original exchange rate applied upon the charge of fees or expenses. The gains in 2021 are mainly a result of the revaluation of the bank balances in US dollars, incorporated in our Dutch entities where the functional currency is Euro. The US dollar got stronger over the course of 2021, where it weakened over the course of 2020.
Interest loans and borrowings
Interest on loans and borrowings in 2021, 2020 and 2019 relate to the amortized costs from the convertible bond and loans and borrowings, calculated under IFRS at the effective rate of interest, which takes account of any equity component on recognition such as warrants or early repayment options. In 2021 and 2020, the amortized costs on loans and borrowings related to the convertible bonds issued in January 2020. In 2019, the amortized costs on loans and borrowings principally related to the current term loan from Orbimed Advisors.
Contingent consideration
The contingent consideration was fully repaid in the second quarter of 2021, hence there were no expenses for 2021